Fair value of financial assets and liabilities - Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 23,996,172		₩ 28,268,516		$ 18,587,275
Loans and other financial assets at amortized cost	373,148,148	[1]	355,760,729	[1]	289,038,070
Deposits due to customers	357,784,297		342,105,209		277,137,333
Borrowings	30,986,746		28,429,603		24,002,127
Debentures	41,239,245		44,198,486		$ 31,943,644
Securities at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	23,664,726		27,275,818
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 23,996,172		₩ 28,268,516
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 2,361,627		₩ 2,652,449
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	21,303,099		24,623,369
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	0		0
Loans and other financial assets at amortized cost
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	374,116,725		352,191,268
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 373,148,148		₩ 355,760,729
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	9,905,518		6,238,724
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	364,211,207		345,952,544
Deposits due to customers
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	360,186,521		343,931,576
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 357,784,297		₩ 342,105,209
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	360,186,521		343,931,576
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	0		0
Borrowings
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	31,152,579		28,198,303
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 30,986,746		₩ 28,429,603
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	31,065,237		26,063,256
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	87,342		2,135,047
Debentures
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	40,504,019		42,918,411
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 41,239,245		₩ 44,198,486
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	40,504,019		42,918,411
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	0		0
Other financial liabilities
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	25,194,067	[2]	21,780,873	[3]
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 25,780,550	[2]	₩ 22,492,705	[3]
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement methods	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0	[2]	₩ 0	[3]
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	24,584,447	[2]	21,244,664	[3]
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 609,620	[2]	₩ 536,209	[3]

[1]	Cash and cash equivalents are not included.
[2]	Lease liabilities are excluded as of December 31, 2023.
[3]	Lease liabilities are excluded as of December 31, 2022.